Investment in Joint Venture - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Investment in joint venture
Investment in JCU	$ 20,663		$ 17,290
JCU
Investment in joint venture
Investment in JCU	$ 20,663	$ 20,663	$ 17,290	$ 17,290